Net Assets - Schedule of Summarized Dividend Distributions Reinvestment Plan Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Sep. 29, 2023	Aug. 29, 2023	Sep. 30, 2023	Sep. 30, 2022
Equity [Abstract]
DRIP Shares Issued (in shares)	60,815.426	59,767.496	120,582.922
NAV per share (in dollars per share)	$ 25.05	$ 25.00	$ 25.00	$ 25.00
DRIP Shares Value	$ 1,524	$ 1,494	$ 3,018